Equity Method Investments - Narrative (Details) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended			14 Months Ended
	Aug. 04, 2021 USD ($)	Dec. 31, 2022 USD ($) rig	Oct. 19, 2022 rig	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) rig	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investment, Summarized Financial Information [Abstract]
Proceeds from disposal of equity method investments				$ 0.0	$ 0.0	$ 10.6
Equity method investments		$ 20.6		15.7	20.6	19.4	$ 15.7
Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”) | Borr Mexico Ventures Limited
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity								49.00%
Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”)
Equity Method Investment, Summarized Financial Information [Abstract]
Ownership percentage sold	49.00%
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Ownership percentage sold	49.00%
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	51.00%								49.00%
Number of joint ventures for bareboat charters | rig			2
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Number of rigs on bareboat charter | rig		5					5
Additional ownership percentage acquired	2.00%
Equity method investments		$ 16.9		9.1	16.9	16.9	$ 9.1
Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Realized gain on disposal of investment						3.6
Proceeds from disposal of equity method investments						10.6
Equity method investments	$ 7.0
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Additional ownership percentage acquired	2.00%
Equity method investments		3.7		6.6	3.7	$ 2.5	6.6
Opex | Operadora productora y exploradora mexicana, S.A. de C.V. (“operadora”)
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage of non-controlling interests								51.00%
Akal | Operadora productora y exploradora mexicana, S.A. de C.V. (“operadora”)
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage of non-controlling interests								51.00%
Opex and Akal | Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable		113.9		164.9	113.9		164.9
Billed contracts receivable		105.1		131.7	105.1		131.7
Unbilled contracts receivable		$ 8.8		$ 33.2	$ 8.8		$ 33.2
Pemex | Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable	$ 237.1
Billed contracts receivable	113.7
Unbilled contracts receivable	$ 123.4